VCA-10

Schedule of Investments (unaudited)

as of September 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Aerospace & Defense — 3.8%
Airbus SE (France)	9,357	$1,215,084
Boeing Co. (The)	7,406	2,817,761
United Technologies Corp.	12,182	1,663,086

		5,695,931

Banks — 10.0%
Bank of America Corp.	97,218	2,835,849
BB&T Corp.	20,701	1,104,812
Citigroup, Inc.	33,799	2,334,835
JPMorgan Chase & Co.	39,297	4,624,864
PNC Financial Services Group, Inc. (The)	13,234	1,854,878
SunTrust Banks, Inc.	16,396	1,128,045
Wells Fargo & Co.	22,662	1,143,071

		15,026,354

Beverages — 1.1%
PepsiCo, Inc.	11,827	1,621,482

Building Products — 1.2%
Johnson Controls International PLC	40,036	1,757,180

Capital Markets — 1.0%
Goldman Sachs Group, Inc. (The)	7,478	1,549,666

Chemicals — 2.5%
FMC Corp.	16,356	1,434,094
Linde PLC (United Kingdom)	11,661	2,258,969

		3,693,063

Communications Equipment — 1.1%
Cisco Systems, Inc.	21,545	1,064,539
Nokia OYJ (Finland), ADR	125,489	634,974

		1,699,513

Consumer Finance — 2.0%
Capital One Financial Corp.	20,582	1,872,550
SLM Corp.	120,914	1,067,066

		2,939,616

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	28,869	1,092,403
Verizon Communications, Inc.	38,458	2,321,325

		3,413,728

Electric Utilities — 2.8%
American Electric Power Co., Inc.	28,424	2,663,045
Exelon Corp.	30,787	1,487,320

		4,150,365

Electrical Equipment — 1.0%
Emerson Electric Co.	22,146	1,480,682

Energy Equipment & Services — 0.6%
Schlumberger Ltd.	27,271	931,850

Entertainment — 3.9%
Netflix, Inc.*	5,343	1,429,894
Walt Disney Co. (The)	33,754	4,398,821

		5,828,715

Equity Real Estate Investment Trusts (REITs) — 3.5%
American Campus Communities, Inc.	23,244	1,117,571
American Tower Corp.	13,567	3,000,071
Boston Properties, Inc.	9,086	1,178,091

		5,295,733

Food & Staples Retailing — 1.9%
Walmart, Inc.	23,305	2,765,837

Food Products — 2.1%
Conagra Brands, Inc.	29,738	912,362
Mondelez International, Inc. (Class A Stock)	39,243	2,170,923

		3,083,285

Health Care Equipment & Supplies — 1.3%
Zimmer Biomet Holdings, Inc.	14,287	1,961,176

Health Care Providers & Services — 1.7%
Cigna Corp.	6,249	948,536
Laboratory Corp. of America Holdings*	9,478	1,592,304

		2,540,840

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	7,144	1,533,888

Household Products — 1.6%
Procter & Gamble Co. (The)	19,463	2,420,808

Insurance — 3.3%
Brighthouse Financial, Inc.*	13,876	561,562
Chubb Ltd. (Switzerland)	16,238	2,621,463
MetLife, Inc.	36,002	1,697,854

		4,880,879

Interactive Media & Services — 4.6%
Alphabet, Inc. (Class A Stock)*	3,279	4,004,118
Facebook, Inc. (Class A Stock)*	11,409	2,031,715
Tencent Holdings Ltd. (China), ADR	21,130	879,642

		6,915,475

Internet & Direct Marketing Retail — 3.2%
Alibaba Group Holding Ltd. (China), ADR*	12,484	2,087,699
Amazon.com, Inc.*	1,521	2,640,319

		4,728,018

IT Services — 4.4%
Adyen NV (Netherlands), 144A*	2,901	1,908,206
FleetCor Technologies, Inc.*	6,924	1,985,665
Mastercard, Inc. (Class A Stock)	10,079	2,737,154

		6,631,025

Life Sciences Tools & Services — 1.0%
Illumina, Inc.*	4,809	1,462,994

Media — 1.9%
Comcast Corp. (Class A Stock)	52,610	2,371,659
Liberty Global PLC (United Kingdom) (Class C Stock)*	21,671	515,553

		2,887,212

Multiline Retail — 0.4%
Dollar Tree, Inc.*	4,783	546,027

Multi-Utilities — 1.2%
Ameren Corp.	21,890	1,752,294

Oil, Gas & Consumable Fuels — 5.6%
Chevron Corp.	26,808	3,179,429
Noble Energy, Inc.	32,170	722,538
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	34,920	2,055,042
Suncor Energy, Inc. (Canada)	46,995	1,484,102
Williams Cos., Inc. (The)	41,720	1,003,783

		8,444,894

Pharmaceuticals — 6.0%
AstraZeneca PLC (United Kingdom), ADR	70,082	3,123,555
Bristol-Myers Squibb Co.	21,564	1,093,510
Elanco Animal Health, Inc.*	19,807	526,668
Eli Lilly & Co.	12,079	1,350,795
Merck & Co., Inc.	15,269	1,285,344
Pfizer, Inc.	45,576	1,637,546

		9,017,418

Road & Rail — 1.3%
Union Pacific Corp.	11,790	1,909,744

Semiconductors & Semiconductor Equipment — 4.9%
Broadcom, Inc.	4,607	1,271,855
NVIDIA Corp.	11,890	2,069,692
QUALCOMM, Inc.	34,704	2,647,221
Texas Instruments, Inc.	10,138	1,310,235

		7,299,003

Software — 6.1%
Adobe, Inc.*	7,631	2,108,064
Microsoft Corp.	28,430	3,952,623
salesforce.com, Inc.*	13,976	2,074,597
SAP SE (Germany), ADR	8,478	999,302

		9,134,586

Specialty Retail — 2.0%
Advance Auto Parts, Inc.	1,098	181,609
Lowe’s Cos., Inc.	11,065	1,216,707
Ross Stores, Inc.	14,815	1,627,428

		3,025,744

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	17,194	3,850,940

Textiles, Apparel & Luxury Goods — 2.9%
Lululemon Athletica, Inc. (Canada)*	12,651	2,435,697
NIKE, Inc. (Class B Stock)	20,354	1,911,648

		4,347,345

Trading Companies & Distributors — 0.7%
United Rentals, Inc.*	8,396	1,046,477

TOTAL COMMON STOCKS (cost $102,761,312)		147,269,787

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,509,869)(a)	1,509,869	1,509,869

TOTAL INVESTMENTS — 99.5% (cost $104,271,181)		148,779,656
Other assets in excess of liabilities — 0.5%		749,735

NET ASSETS — 100.0%		$149,529,391

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).